Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash generated by operating activities
Cash flow from operations	R 36,546	R 48,988	R 46,638
Decrease/(increase) in working capital	5,838	2,410	(3,761)
Cash generated by operating activities	R 42,384	R 51,398	R 42,877